THE ALGER INSTITUTIONAL FUNDS
QUARTERLY REPORT
July 31, 2024 (UNAUDITED)

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments July 31, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—99.1%
AEROSPACE & DEFENSE—3.1%
HEICO Corp.	98,086	$ 23,672,075
HEICO Corp., Cl. A	69,024	13,122,153
TransDigm Group, Inc.	21,316	27,587,593

		64,381,821
APPAREL RETAIL—0.3%
Burlington Stores, Inc.*	26,547	6,910,715
APPLICATION SOFTWARE—4.0%
Adobe, Inc.*	45,675	25,196,614
AppLovin Corp., Cl. A*	526,112	40,563,235
Cadence Design Systems, Inc.*	41,719	11,166,508
Intuit, Inc., Cl. A	9,846	6,373,808

		83,300,165
AUTOMOBILE MANUFACTURERS—0.2%
Tesla, Inc.*	21,803	5,059,822
BIOTECHNOLOGY—4.6%
Amgen, Inc.	31,919	10,612,110
Ascendis Pharma A/S ADR*	31,127	4,155,454
Madrigal Pharmaceuticals, Inc.*	20,584	5,859,441
Natera, Inc.*	474,151	48,548,321
Nuvalent, Inc., Cl. A*	26,707	2,134,958
Sarepta Therapeutics, Inc.*	44,907	6,387,572
Vaxcyte, Inc.*	163,583	12,905,063
Vertex Pharmaceuticals, Inc.*	7,781	3,857,197

		94,460,116
BROADLINE RETAIL—10.0%
Amazon.com, Inc.*	969,532	181,283,094
MercadoLibre, Inc.*	15,337	25,595,919

		206,879,013
BUILDING PRODUCTS—0.1%
Builders FirstSource, Inc.*	12,064	2,019,152
CARGO GROUND TRANSPORTATION—0.1%
Old Dominion Freight Line, Inc.	11,163	2,346,239
CASINOS & GAMING—1.0%
DraftKings, Inc., Cl. A*	499,962	18,473,596
Flutter Entertainment PLC*	11,564	2,287,426

		20,761,022
CONSTRUCTION & ENGINEERING—0.5%
Quanta Services, Inc.	39,654	10,523,379
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—0.2%
Wabtec Corp.	25,340	4,083,541
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—99.1% (CONT.)
CONSTRUCTION MATERIALS—0.5%
Martin Marietta Materials, Inc.	18,346	$ 10,885,599
CONSUMER STAPLES MERCHANDISE RETAIL—0.2%
Walmart, Inc.	60,528	4,154,642
DIVERSIFIED BANKS—0.3%
Citigroup, Inc.	105,109	6,819,472
ELECTRIC UTILITIES—1.1%
Constellation Energy Corp.	73,583	13,966,053
NRG Energy, Inc.	118,694	8,922,228

		22,888,281
ELECTRICAL COMPONENTS & EQUIPMENT—1.7%
Eaton Corp. PLC	23,917	7,289,663
Vertiv Holdings Co., Cl. A	350,332	27,571,128

		34,860,791
ENVIRONMENTAL & FACILITIES SERVICES—1.4%
GFL Environmental, Inc.	729,196	28,307,389
FINANCIAL EXCHANGES & DATA—1.6%
S&P Global, Inc.	67,604	32,769,687
FOOTWEAR—0.5%
Deckers Outdoor Corp.*	2,711	2,501,250
On Holding AG, Cl. A*	172,410	7,141,222

		9,642,472
HEALTHCARE DISTRIBUTORS—1.1%
McKesson Corp.	35,546	21,932,593
HEALTHCARE EQUIPMENT—2.7%
Boston Scientific Corp.*	366,978	27,112,334
Intuitive Surgical, Inc.*	66,211	29,438,073

		56,550,407
HOMEFURNISHING RETAIL—0.1%
RH*	4,316	1,251,985
INTERACTIVE HOME ENTERTAINMENT—0.1%
Take-Two Interactive Software, Inc.*	13,884	2,089,959
INTERACTIVE MEDIA & SERVICES—10.6%
Alphabet, Inc., Cl. C	406,198	70,333,184
Meta Platforms, Inc., Cl. A	275,418	130,776,729
Pinterest, Inc., Cl. A*	599,357	19,149,456

		220,259,369
INTERNET SERVICES & INFRASTRUCTURE—0.3%
Shopify, Inc., Cl. A*	91,547	5,602,676
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—99.1% (CONT.)
LIFE SCIENCES TOOLS & SERVICES—0.9%
Danaher Corp.	66,154	$ 18,329,950
MANAGED HEALTHCARE—0.6%
UnitedHealth Group, Inc.	22,711	13,085,170
MOVIES & ENTERTAINMENT—3.3%
Liberty Media Corp. Series C Liberty Formula One*	191,475	15,484,583
Netflix, Inc.*	59,238	37,222,198
Spotify Technology SA*	47,379	16,295,533

		69,002,314
PASSENGER GROUND TRANSPORTATION—0.4%
Uber Technologies, Inc.*	119,752	7,720,412
PHARMACEUTICALS—1.4%
AstraZeneca PLC ADR	61,124	4,837,964
Eli Lilly & Co.	30,384	24,436,940

		29,274,904
SEMICONDUCTOR MATERIALS & EQUIPMENT—0.1%
ASML Holding NV ADR	3,294	3,085,490
SEMICONDUCTORS—20.4%
Advanced Micro Devices, Inc.*	109,296	15,791,086
Broadcom, Inc.	314,858	50,591,383
Marvell Technology, Inc.	186,158	12,468,863
Micron Technology, Inc.	185,561	20,378,309
NVIDIA Corp.	2,381,388	278,670,024
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	268,852	44,575,662

		422,475,327
SPECIALTY CHEMICALS—0.1%
Ecolab, Inc.	8,418	1,941,948
SYSTEMS SOFTWARE—16.2%
Microsoft Corp.	770,250	322,234,088
ServiceNow, Inc.*	17,862	14,546,634

		336,780,722
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.1%
Apple, Inc.	642,845	142,763,017
Dell Technologies, Inc., Cl. C	45,570	5,180,398

		147,943,415
TRADING COMPANIES & DISTRIBUTORS—0.1%
Ferguson Enterprises Inc.	8,145	1,813,484
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—99.1% (CONT.)
TRANSACTION & PAYMENT PROCESSING SERVICES—2.2%
Visa, Inc., Cl. A	172,248	$ 45,761,126
TOTAL COMMON STOCKS (Cost $795,274,805)		2,055,954,569
PREFERRED STOCKS—0.1%
DIVERSIFIED FINANCIAL SERVICES—0.1%
Chime Financial, Inc.,Series G(a),*,@	38,919	1,385,516
(Cost $2,688,128)		1,385,516
REAL ESTATE INVESTMENT TRUST—1.0%
DATA CENTER—1.0%
Equinix, Inc.	25,529	20,174,037
(Cost $21,099,595)		20,174,037
SPECIAL PURPOSE VEHICLE—0.1%
DATA PROCESSING & OUTSOURCED SERVICES—0.1%
Crosslink Ventures C, LLC, Cl. A(a),(b),*,@		2,672,790
(Cost $3,075,000)		2,672,790
SHORT-TERM SECURITIES—0.0%
MONEY MARKET FUNDS—0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 5.19%(c)	156	156
(Cost $156)		156

Total Investments (Cost $822,137,684)	100.3%	$2,080,187,068
Affiliated Securities (Cost $3,075,000)		2,672,790
Unaffiliated Securities (Cost $819,062,684)		2,077,514,278
Liabilities in Excess of Other Assets	(0.3)%	(6,526,912)
NET ASSETS	100.0%	$2,073,660,156

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of July 31, 2024.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments July 31, 2024 (Unaudited) (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 7/31/2024
Chime Financial, Inc.,Series G	8/24/21	$2,688,128	$1,385,516	0.1%
Crosslink Ventures C, LLC, Cl. A	10/2/20	3,075,000	2,672,790	0.1%
Total			$4,058,306	0.2%
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER FOCUS EQUITY FUND
Schedule of Investments July 31, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—95.9%
AEROSPACE & DEFENSE—3.5%
HEICO Corp., Cl. A	194,358	$ 36,949,399
TransDigm Group, Inc.	14,271	18,469,814

		55,419,213
APPAREL RETAIL—0.5%
Burlington Stores, Inc.*	27,806	7,238,458
APPLICATION SOFTWARE—5.1%
Adobe, Inc.*	36,199	19,969,178
AppLovin Corp., Cl. A*	631,838	48,714,710
Cadence Design Systems, Inc.*	36,707	9,824,996
HubSpot, Inc.*	4,384	2,178,979

		80,687,863
AUTOMOBILE MANUFACTURERS—0.3%
Tesla, Inc.*	17,317	4,018,756
BIOTECHNOLOGY—2.9%
Natera, Inc.*	313,919	32,142,166
Nuvalent, Inc., Cl. A*	35,117	2,807,253
Vaxcyte, Inc.*	137,123	10,817,634

		45,767,053
BROADLINE RETAIL—7.8%
Amazon.com, Inc.*	545,373	101,973,843
MercadoLibre, Inc.*	12,992	21,682,349

		123,656,192
CASINOS & GAMING—1.3%
DraftKings, Inc., Cl. A*	553,140	20,438,523
COAL & CONSUMABLE FUELS—0.7%
Cameco Corp.	244,334	11,114,754
CONSTRUCTION MATERIALS—0.6%
Martin Marietta Materials, Inc.	15,489	9,190,398
DIVERSIFIED BANKS—0.6%
Citigroup, Inc.	148,540	9,637,275
ELECTRIC UTILITIES—2.1%
Constellation Energy Corp.	115,332	21,890,014
NRG Energy, Inc.	142,670	10,724,504

		32,614,518
ELECTRICAL COMPONENTS & EQUIPMENT—2.1%
Eaton Corp. PLC	24,695	7,526,789
Vertiv Holdings Co., Cl. A	326,075	25,662,103

		33,188,892
ENVIRONMENTAL & FACILITIES SERVICES—2.1%
GFL Environmental, Inc.	841,924	32,683,490
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER FOCUS EQUITY FUND
Schedule of Investments July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—95.9% (CONT.)
FINANCIAL EXCHANGES & DATA—2.0%
S&P Global, Inc.	64,206	$ 31,122,574
HEALTHCARE DISTRIBUTORS—1.3%
McKesson Corp.	34,415	21,234,743
HEALTHCARE EQUIPMENT—1.6%
Boston Scientific Corp.*	350,540	25,897,895
INTERACTIVE MEDIA & SERVICES—10.0%
Alphabet, Inc., Cl. C	293,751	50,862,986
Meta Platforms, Inc., Cl. A	196,357	93,236,194
Pinterest, Inc., Cl. A*	465,705	14,879,275

		158,978,455
LIFE SCIENCES TOOLS & SERVICES—1.8%
Danaher Corp.	100,364	27,808,857
MANAGED HEALTHCARE—1.1%
UnitedHealth Group, Inc.	29,779	17,157,469
MOVIES & ENTERTAINMENT—3.9%
Liberty Media Corp. Series C Liberty Formula One*	225,940	18,271,768
Netflix, Inc.*	46,735	29,365,937
Spotify Technology SA*	39,011	13,417,443

		61,055,148
PASSENGER GROUND TRANSPORTATION—0.5%
Uber Technologies, Inc.*	133,352	8,597,203
PHARMACEUTICALS—1.2%
Eli Lilly & Co.	24,582	19,770,565
SEMICONDUCTOR MATERIALS & EQUIPMENT—1.0%
ASML Holding NV ADR	17,454	16,349,162
SEMICONDUCTORS—20.2%
Advanced Micro Devices, Inc.*	87,980	12,711,350
Broadcom, Inc.	286,183	45,983,885
Marvell Technology, Inc.	133,357	8,932,252
Micron Technology, Inc.	163,986	18,008,943
NVIDIA Corp.	1,690,321	197,801,363
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	216,850	35,953,730

		319,391,523
SYSTEMS SOFTWARE—13.5%
Microsoft Corp.	485,324	203,035,295
ServiceNow, Inc.*	13,540	11,026,841

		214,062,136
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.0%
Apple, Inc.	429,675	95,422,224
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER FOCUS EQUITY FUND
Schedule of Investments July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—95.9% (CONT.)
TRANSACTION & PAYMENT PROCESSING SERVICES—2.2%
Fiserv, Inc.*	36,311	$ 5,939,390
Visa, Inc., Cl. A	106,402	28,267,820

		34,207,210
TOTAL COMMON STOCKS (Cost $844,936,181)		1,516,710,549
PREFERRED STOCKS—0.0%
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),(b),*,@	76,825	—
(Cost $345,713)		—
REAL ESTATE INVESTMENT TRUST—0.9%
DATA CENTER—0.9%
Equinix, Inc.	19,218	15,186,832
(Cost $15,262,406)		15,186,832
SHORT-TERM SECURITIES—4.0%
MONEY MARKET FUNDS—4.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 5.19%(c)	62,340,632	62,340,632
(Cost $62,340,632)		62,340,632

Total Investments (Cost $922,884,932)	100.8%	$1,594,238,013
Affiliated Securities (Cost $345,713)		0
Unaffiliated Securities (Cost $922,539,219)		1,594,238,013
Liabilities in Excess of Other Assets	(0.8)%	(12,301,581)
NET ASSETS	100.0%	$1,581,936,432

ADR	American Depositary Receipts

(a)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(c)	Rate shown reflects 7-day effective yield as of July 31, 2024.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 7/31/2024
Prosetta Biosciences, Inc., Series D	2/6/15	$345,713	$—	0.0%
Total			$—	0.0%
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.2%
ADVERTISING—1.5%
The Trade Desk, Inc., Cl. A*	11,346	$ 1,019,778
AEROSPACE & DEFENSE—3.9%
HEICO Corp.	7,666	1,850,113
TransDigm Group, Inc.	565	731,234

		2,581,347
APPLICATION SOFTWARE—15.5%
Cadence Design Systems, Inc.*	5,304	1,419,669
Clearwater Analytics Holdings, Inc., Cl. A*	50,935	995,779
Constellation Software, Inc.	778	2,454,781
Datadog, Inc., Cl. A*	8,685	1,011,282
Guidewire Software, Inc.*	7,977	1,197,108
Manhattan Associates, Inc.*	3,728	952,057
Procore Technologies, Inc.*	8,671	615,901
The Descartes Systems Group, Inc.*	15,482	1,574,608

		10,221,185
ASSET MANAGEMENT & CUSTODY BANKS—4.3%
Ares Management Corp., Cl. A	7,792	1,193,735
Blue Owl Capital, Inc., Cl. A	87,419	1,667,080

		2,860,815
AUTOMOTIVE RETAIL—0.9%
AutoZone, Inc.*	185	579,733
BIOTECHNOLOGY—2.9%
Natera, Inc.*	13,062	1,337,418
Vaxcyte, Inc.*	7,080	558,541

		1,895,959
BUILDING PRODUCTS—0.6%
Trex Co., Inc.*	4,393	367,387
CARGO GROUND TRANSPORTATION—2.9%
Old Dominion Freight Line, Inc.	9,157	1,924,618
CONSTRUCTION & ENGINEERING—0.5%
WillScot Holdings Corp., Cl. A*	8,014	328,574
CONSTRUCTION MATERIALS—1.9%
Martin Marietta Materials, Inc.	2,092	1,241,288
ELECTRICAL COMPONENTS & EQUIPMENT—3.1%
Vertiv Holdings Co., Cl. A	25,751	2,026,604
ELECTRONIC COMPONENTS—2.4%
Amphenol Corp., Cl. A	24,118	1,549,823
ENVIRONMENTAL & FACILITIES SERVICES—3.6%
GFL Environmental, Inc.	60,384	2,344,107
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—97.2% (CONT.)
FINANCIAL EXCHANGES & DATA—1.2%
MSCI, Inc., Cl. A	1,448	$ 783,020
HEALTHCARE EQUIPMENT—2.8%
Dexcom, Inc.*	7,941	538,559
IDEXX Laboratories, Inc.*	2,727	1,298,379

		1,836,938
HEALTHCARE TECHNOLOGY—1.6%
Veeva Systems, Inc., Cl. A*	5,611	1,076,919
HOME IMPROVEMENT RETAIL—0.7%
Floor & Decor Holdings, Inc., Cl. A*	4,995	489,510
HOMEBUILDING—2.5%
NVR, Inc.*	190	1,635,421
HOMEFURNISHING RETAIL—1.0%
Wayfair, Inc., Cl. A*	12,682	690,281
HOTELS RESORTS & CRUISE LINES—1.9%
Hilton Worldwide Holdings, Inc.	5,965	1,280,507
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.6%
Paylocity Holding Corp.*	2,820	423,197
INSURANCE BROKERS—0.7%
Ryan Specialty Holdings, Inc., Cl. A	7,564	465,867
INTERACTIVE HOME ENTERTAINMENT—0.5%
Roblox Corp., Cl. A*	7,944	329,835
INTERACTIVE MEDIA & SERVICES—2.3%
Pinterest, Inc., Cl. A*	47,484	1,517,114
INTERNET SERVICES & INFRASTRUCTURE—2.0%
Cloudflare, Inc., Cl. A*	7,147	553,892
MongoDB, Inc. *	3,077	776,512

		1,330,404
IT CONSULTING & OTHER SERVICES—1.7%
Globant SA*	5,881	1,145,089
LIFE SCIENCES TOOLS & SERVICES—4.9%
Mettler-Toledo International, Inc.*	738	1,122,520
Repligen Corp.*	8,666	1,450,255
West Pharmaceutical Services, Inc.	2,125	650,611

		3,223,386
MOVIES & ENTERTAINMENT—3.2%
Liberty Media Corp. Series C Liberty Formula One*	4,163	336,662
Spotify Technology SA*	5,068	1,743,088

		2,079,750
OIL & GAS EXPLORATION & PRODUCTION—2.7%
Diamondback Energy, Inc.	8,721	1,764,345
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—97.2% (CONT.)
PROPERTY & CASUALTY INSURANCE—1.2%
Intact Financial Corp.	4,225	$ 767,792
REAL ESTATE SERVICES—4.3%
CoStar Group, Inc.*	13,019	1,015,743
FirstService Corp.	10,388	1,813,329

		2,829,072
RESEARCH & CONSULTING SERVICES—2.6%
TransUnion	8,760	790,678
Verisk Analytics, Inc.	3,399	889,688

		1,680,366
RESTAURANTS—3.9%
Chipotle Mexican Grill, Inc.*	18,642	1,012,634
Domino's Pizza, Inc.	3,613	1,548,893

		2,561,527
SEMICONDUCTOR MATERIALS & EQUIPMENT—0.3%
Onto Innovation, Inc.*	1,122	214,639
SEMICONDUCTORS—5.7%
Lattice Semiconductor Corp.*	17,408	922,624
Marvell Technology, Inc.	28,744	1,925,273
Monolithic Power Systems, Inc.	1,061	915,739

		3,763,636
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—1.0%
Celsius Holdings, Inc.*	13,375	626,351
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—0.8%
Super Micro Computer, Inc.*	737	517,116
TRADING COMPANIES & DISTRIBUTORS—3.1%
Ferguson Enterprises Inc.	9,254	2,060,403
TOTAL COMMON STOCKS (Cost $49,348,716)		64,033,703
PREFERRED STOCKS—0.0%
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),(b),*,@	166,009	—
(Cost $747,040)		—
RIGHTS—0.3%
BIOTECHNOLOGY—0.3%
Tolero CDR(b),*,@	422,928	181,859
(Cost $226,186)		181,859
SPECIAL PURPOSE VEHICLE—1.0%
DATA PROCESSING & OUTSOURCED SERVICES—1.0%
Crosslink Ventures C, LLC, Cl. A(a),(b),*,@		478,060
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
SPECIAL PURPOSE VEHICLE—1.0% (CONT.)
DATA PROCESSING & OUTSOURCED SERVICES—1.0% (CONT.)
Crosslink Ventures C, LLC, Cl. B(a),(b),*,@		$ 195,570

		673,630
TOTAL SPECIAL PURPOSE VEHICLE (Cost $775,000)		673,630
WARRANTS—0.0%
APPLICATION SOFTWARE—0.0%
Constellation Software, Inc., 3/31/40(b),*	638	—
(Cost $0)		—
SHORT-TERM SECURITIES—1.9%
MONEY MARKET FUNDS—1.9%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 5.19%(c)	1,215,597	1,215,597
(Cost $1,215,597)		1,215,597

Total Investments (Cost $52,312,539)	100.4%	$66,104,789
Affiliated Securities (Cost $1,522,040)		673,630
Unaffiliated Securities (Cost $50,790,499)		65,431,159
Liabilities in Excess of Other Assets	(0.4)%	(252,774)
NET ASSETS	100.0%	$65,852,015

CDR	Contingent Deferred Rights

(a)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(c)	Rate shown reflects 7-day effective yield as of July 31, 2024.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 7/31/2024
Crosslink Ventures C, LLC, Cl. A	10/2/20	$550,000	$478,060	0.7%
Crosslink Ventures C, LLC, Cl. B	12/16/20	225,000	195,570	0.3%
Prosetta Biosciences, Inc., Series D	2/6/15	747,040	—	0.0%
Tolero CDR	2/6/17	226,186	181,859	0.3%
Total			$855,489	1.3%
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—91.6%
AEROSPACE & DEFENSE—0.6%
Hexcel Corp.	9,265	$ 613,436
APPAREL ACCESSORIES & LUXURY GOODS—0.6%
Capri Holdings, Ltd.*	16,679	559,414
APPAREL RETAIL—1.7%
Aritzia, Inc.*	23,987	787,376
Victoria's Secret & Co.*	52,543	932,638

		1,720,014
APPLICATION SOFTWARE—22.2%
ACI Worldwide, Inc.*	14,032	606,603
AppFolio, Inc., Cl. A*	8,953	1,982,910
BILL Holdings, Inc.*	7,035	351,469
Blackbaud, Inc.*	16,320	1,295,482
BlackLine, Inc.*	21,798	1,035,841
Guidewire Software, Inc.*	14,453	2,168,962
InterDigital, Inc.	5,902	724,530
Manhattan Associates, Inc.*	12,330	3,148,835
nCino, Inc.*	30,770	1,008,025
Q2 Holdings, Inc.*	39,470	2,663,041
Smartsheet, Inc., Cl. A*	15,887	761,941
SPS Commerce, Inc.*	16,894	3,639,305
Vertex, Inc., Cl. A*	69,933	2,772,843

		22,159,787
ASSET MANAGEMENT & CUSTODY BANKS—0.7%
Affiliated Managers Group, Inc.	3,636	674,914
BIOTECHNOLOGY—16.4%
Absci Corp.*	236,111	1,038,888
Akero Therapeutics, Inc.*	38,950	1,041,134
Blueprint Medicines Corp.*	4,806	520,490
Cabaletta Bio, Inc.*	137,292	974,773
CareDx, Inc.*	41,044	820,470
Immunovant, Inc.*	25,476	740,587
Insmed, Inc.*	13,557	986,272
Keros Therapeutics, Inc.*	9,293	466,137
Larimar Therapeutics, Inc.*	142,391	1,194,660
Merus NV*	8,870	470,465
MoonLake Immunotherapeutics*	23,003	958,075
Natera, Inc.*	5,475	560,585
Nuvalent, Inc., Cl. A*	19,218	1,536,287
ORIC Pharmaceuticals, Inc.*	49,416	553,459
Revolution Medicines, Inc.*	21,846	997,051
Twist Bioscience Corp.*	18,463	1,030,420
Vaxcyte, Inc.*	16,309	1,286,617
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—91.6% (CONT.)
BIOTECHNOLOGY—16.4% (CONT.)
Viking Therapeutics, Inc.*	20,951	$ 1,194,207

		16,370,577
BUILDING PRODUCTS—2.4%
CSW Industrials, Inc.	4,267	1,384,300
The AZEK Co., Inc., Cl. A*	23,457	1,052,985

		2,437,285
CONSUMER STAPLES MERCHANDISE RETAIL—1.1%
BJ's Wholesale Club Holdings, Inc.*	12,459	1,095,894
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.9%
908 Devices, Inc.*	159,506	907,589
ELECTRONIC MANUFACTURING SERVICES—0.8%
Fabrinet*	3,450	760,932
FOOD RETAIL—0.5%
Grocery Outlet Holding Corp.*	23,923	467,934
FOOTWEAR—1.0%
On Holding AG, Cl. A*	24,559	1,017,234
HEALTHCARE DISTRIBUTORS—0.5%
PetIQ, Inc., Cl. A*	21,882	478,778
HEALTHCARE EQUIPMENT—3.3%
Glaukos Corp.*	8,652	1,013,755
Impulse Dynamics PLC, Series A(a),*,@	1,756,939	1,124,441
Impulse Dynamics PLC, Series F-1(a),*,@	152,864	154,393
Inmode, Ltd.*	17,608	319,057
Tandem Diabetes Care, Inc.*	17,979	664,863

		3,276,509
HEALTHCARE SERVICES—1.3%
Guardant Health, Inc.*	37,499	1,317,340
HEALTHCARE SUPPLIES—0.8%
Neogen Corp.*	47,162	803,169
HEALTHCARE TECHNOLOGY—0.2%
Waystar Holding Corp.*	9,226	212,198
HOMEFURNISHING RETAIL—0.7%
RH*	2,446	709,536
HOTELS RESORTS & CRUISE LINES—1.3%
MakeMyTrip, Ltd.*	14,131	1,322,520
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—5.0%
Gates Industrial Corp. PLC*	138,445	2,573,693
RBC Bearings, Inc.*	7,072	2,056,820
The Middleby Corp.*	2,497	338,543

		4,969,056
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—91.6% (CONT.)
INTERACTIVE MEDIA & SERVICES—0.2%
Reddit, Inc., Cl. A*	3,742	$ 227,701
INTERNET SERVICES & INFRASTRUCTURE—1.0%
Wix.com Ltd.*	6,270	977,650
LEISURE FACILITIES—1.3%
Planet Fitness, Inc., Cl. A*	18,003	1,326,821
LIFE SCIENCES TOOLS & SERVICES—6.0%
10X Genomics, Inc., Cl. A*	7,871	162,694
Bio-Techne Corp.	36,295	2,961,309
CryoPort, Inc.*	101,449	936,374
MaxCyte, Inc.*	67,953	326,174
Mesa Laboratories, Inc.	2,141	245,187
Quanterix Corp.*	7,589	112,014
Repligen Corp.*	5,359	896,829
Tempus AI, Inc.*	7,226	312,741

		5,953,322
MANAGED HEALTHCARE—0.6%
HealthEquity, Inc.*	7,486	587,501
MOVIES & ENTERTAINMENT—1.6%
Live Nation Entertainment, Inc.*	17,042	1,639,270
OIL & GAS EQUIPMENT & SERVICES—1.4%
ChampionX Corp.	12,827	439,453
Weatherford International PLC*	7,887	929,562

		1,369,015
OIL & GAS EXPLORATION & PRODUCTION—0.2%
Magnolia Oil & Gas Corp., Cl. A	8,304	226,201
PERSONAL CARE PRODUCTS—0.6%
Oddity Tech, Ltd., Cl. A*	16,141	652,823
PHARMACEUTICALS—0.8%
Alto Neuroscience, Inc.*	34,632	373,333
Structure Therapeutics, Inc. ADR*	12,955	484,387

		857,720
RESTAURANTS—9.2%
Cava Group, Inc.*	9,097	766,149
Kura Sushi USA, Inc., Cl. A*	20,137	1,157,676
Shake Shack, Inc., Cl. A*	24,053	2,107,524
Wingstop, Inc.	13,708	5,125,147

		9,156,496
SEMICONDUCTORS—1.8%
Astera Labs, Inc.*	5,655	247,915
Rambus, Inc.*	5,065	260,544
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—91.6% (CONT.)
SEMICONDUCTORS—1.8% (CONT.)
Universal Display Corp.	5,641	$ 1,255,799

		1,764,258
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—0.4%
Celsius Holdings, Inc.*	8,299	388,642
SPECIALIZED CONSUMER SERVICES—0.4%
European Wax Center, Inc., Cl. A*	38,533	361,825
SPECIALTY CHEMICALS—0.1%
Balchem Corp.	645	114,462
SYSTEMS SOFTWARE—1.8%
CyberArk Software Ltd.*	2,244	575,317
Onestream, Inc., Cl. A*	937	26,095
Rapid7, Inc.*	10,040	394,974
Varonis Systems, Inc.*	13,895	766,031

		1,762,417
TRADING COMPANIES & DISTRIBUTORS—0.5%
Xometry, Inc., Cl. A*	37,321	546,006
TRANSACTION & PAYMENT PROCESSING SERVICES—1.7%
DLocal Ltd.*	60,091	461,499
Marqeta, Inc., Cl. A*	98,011	528,279
Shift4 Payments, Inc., Cl. A*	10,769	740,800

		1,730,578
TOTAL COMMON STOCKS (Cost $67,157,484)		91,516,824
PREFERRED STOCKS—4.1%
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),(b),*,@	133,263	—
DIVERSIFIED FINANCIAL SERVICES—4.1%
Chime Financial, Inc.,Series G(a),*,@	114,399	4,072,604
TOTAL PREFERRED STOCKS (Cost $8,501,200)		4,072,604
RIGHTS—0.3%
BIOTECHNOLOGY—0.3%
Mirati Therapeutics, Inc. CVR(a),*,@	5,478	6,026
Tolero CDR(a),*,@	528,559	227,280

		233,306
PHARMACEUTICALS—0.0%
Fusion Pharmaceuticals, Inc. CVR*,@	31,282	33,472
TOTAL RIGHTS (Cost $285,726)		266,778
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
SPECIAL PURPOSE VEHICLE—1.4%
DATA PROCESSING & OUTSOURCED SERVICES—1.4%
Crosslink Ventures C, LLC, Cl. A(a),(b),*,@		$ 1,108,230
Crosslink Ventures C, LLC, Cl. B(a),(b),*,@		282,490

		1,390,720
TOTAL SPECIAL PURPOSE VEHICLE (Cost $1,600,000)		1,390,720
SHORT-TERM SECURITIES—2.9%
MONEY MARKET FUNDS—2.9%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 5.19%(c)	2,878,398	2,878,398
(Cost $2,878,398)		2,878,398

Total Investments (Cost $80,422,808)	100.3%	$100,125,324
Affiliated Securities (Cost $2,199,684)		1,390,720
Unaffiliated Securities (Cost $78,223,124)		98,734,604
Liabilities in Excess of Other Assets	(0.3)%	(264,726)
NET ASSETS	100.0%	$99,860,598

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights
CVR	Contingent Value Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of July 31, 2024.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 7/31/2024
Chime Financial, Inc.,Series G	8/24/21	$7,901,516	$4,072,604	4.1%
Crosslink Ventures C, LLC, Cl. A	10/2/20	1,275,000	1,108,230	1.1%
Crosslink Ventures C, LLC, Cl. B	12/16/20	325,000	282,490	0.3%
Fusion Pharmaceuticals, Inc. CVR	6/5/2024	—	33,472	0.0%
Impulse Dynamics PLC, Series A	2/11/22	1,756,940	1,124,441	1.1%
Impulse Dynamics PLC, Series F-1	2/5/2024	152,451	154,393	0.2%
Mirati Therapeutics, Inc. CVR	1/24/24	—	6,026	0.0%
Prosetta Biosciences, Inc., Series D	2/6/15	599,684	—	0.0%
Tolero CDR	2/6/17	285,726	227,280	0.3%
Total			$7,008,936	7.1%
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Institutional Funds (the “Trust”) is an open-end registered investment company organized as a business trust under the laws of  the Commonwealth of Massachusetts. The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Trust operates as a series company currently offering an unlimited number of  shares of  beneficial interest in four series – Alger Capital Appreciation Institutional Fund, Alger Focus Equity Fund, Alger Mid Cap Growth Institutional Fund and Alger Small Cap Growth Institutional Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of  long-term capital appreciation.
Each Fund offers one or more of  the following share classes: Class A, C, I, R, Y, Z and Z-2. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class I, R, Y, Z and Z-2 shares are generally sold to institutional investors and are sold without an initial or deferred sales charge and Class Y, Z and Z-2 shares are generally subject to a minimum initial investment of $500,000. Class C shares will automatically convert to Class A shares on the fifth business day of  the month following the eighth anniversary of  the purchase date of  a shareholder’s Class C shares, without the imposition of  any sales load, fee or other charge. Class C shares held at certain dealers may not convert to Class A shares or may be converted on a different schedule. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Effective August 27, 2019, Class C shares were closed to direct shareholders and are only available for purchase through certain financial intermediaries and group retirement plan recordkeeping platforms. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of  the Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of  the Fund’s assets).
On May 23, 2023, the Board of Trustees of the Trust (the “Board”) approved the transition of  the Funds' custodian and administrator from Brown Brothers Harriman & Company to The Bank of New York (collectively, the "Custodian"). This change became effective on January 29, 2024.
NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board. Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds' investment adviser, Fred Alger Management, LLC (“Alger Management” or the “Investment Manager”) as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Funds to assist in performing the duties and responsibilities of the Valuation Designee.
The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Funds. The Valuation Designee regularly reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.
Investments in short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Investments in other open-end investment companies registered under the 1940 Act are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds' own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)
The Funds' valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Portfolio may significantly differ from the valuations that would have been assigned by the Portfolio had there been an active market for such securities.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of July 31, 2024 in valuing the Funds' investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger Capital Appreciation Institutional Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$291,351,642	$291,351,642	$—	$—
Consumer Discretionary	250,505,029	248,217,603	2,287,426	—
Consumer Staples	4,154,642	4,154,642	—	—
Financials	85,350,285	85,350,285	—	—
Healthcare	233,633,140	233,633,140	—	—
Industrials	156,056,208	156,056,208	—	—
Information Technology	999,187,795	999,187,795	—	—
Materials	12,827,547	12,827,547	—	—
Utilities	22,888,281	22,888,281	—	—
TOTAL COMMON STOCKS	$2,055,954,569	$2,053,667,143	$2,287,426	$—
PREFERRED STOCKS
Financials	1,385,516	—	—	1,385,516
REAL ESTATE INVESTMENT TRUST
Real Estate	20,174,037	20,174,037	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	2,672,790	—	—	2,672,790
SHORT-TERM INVESTMENTS
Money Market Funds	156	156	—	—
TOTAL INVESTMENTS IN SECURITIES	$2,080,187,068	$2,073,841,336	$2,287,426	$4,058,306

Alger Focus Equity Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$220,033,603	$220,033,603	$—	$—
Consumer Discretionary	155,351,929	155,351,929	—	—
Energy	11,114,754	11,114,754	—	—
Financials	74,967,059	74,967,059	—	—
Healthcare	157,636,582	157,636,582	—	—
Industrials	129,888,798	129,888,798	—	—
Information Technology	725,912,908	725,912,908	—	—
Materials	9,190,398	9,190,398	—	—
Utilities	32,614,518	32,614,518	—	—
TOTAL COMMON STOCKS	$1,516,710,549	$1,516,710,549	$—	$—
PREFERRED STOCKS
Healthcare	— [1]	—	—	— [1]

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Focus Equity Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
REAL ESTATE INVESTMENT TRUST
Real Estate	$15,186,832	$15,186,832	$—	$—
SHORT-TERM INVESTMENTS
Money Market Funds	62,340,632	62,340,632	—	—
TOTAL INVESTMENTS IN SECURITIES	$1,594,238,013	$1,594,238,013	$—	$—

Alger Mid Cap Growth Institutional Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$4,946,477	$4,946,477	$—	$—
Consumer Discretionary	7,236,979	7,236,979	—	—
Consumer Staples	626,351	626,351	—	—
Energy	1,764,345	1,764,345	—	—
Financials	4,877,494	4,877,494	—	—
Healthcare	8,033,202	8,033,202	—	—
Industrials	13,736,603	13,736,603	—	—
Information Technology	18,741,892	18,741,892	—	—
Materials	1,241,288	1,241,288	—	—
Real Estate	2,829,072	2,829,072	—	—
TOTAL COMMON STOCKS	$64,033,703	$64,033,703	$—	$—
PREFERRED STOCKS
Healthcare	— [1]	—	—	— [1]
RIGHTS
Healthcare	181,859	—	—	181,859
SPECIAL PURPOSE VEHICLE
Information Technology	673,630	—	—	673,630
WARRANTS
Information Technology	— [2]	—	— [2]	—
SHORT-TERM INVESTMENTS
Money Market Funds	1,215,597	1,215,597	—	—
TOTAL INVESTMENTS IN SECURITIES	$66,104,789	$65,249,300	$—	$855,489

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Small Cap Growth Institutional Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$1,866,971	$1,866,971	$—	$—
Consumer Discretionary	16,173,860	16,173,860	—	—
Consumer Staples	2,605,293	2,605,293	—	—
Energy	1,595,216	1,595,216	—	—
Financials	2,405,492	2,405,492	—	—
Healthcare	29,857,114	28,578,280	—	1,278,834
Industrials	8,565,783	8,565,783	—	—
Information Technology	28,332,633	28,332,633	—	—
Materials	114,462	114,462	—	—
TOTAL COMMON STOCKS	$91,516,824	$90,237,990	$—	$1,278,834
PREFERRED STOCKS
Financials	4,072,604	—	—	4,072,604
Healthcare	— [1]	—	—	— [1]
TOTAL PREFERRED STOCKS	$4,072,604	$—	$—	$4,072,604
RIGHTS
Healthcare	266,778	—	—	266,778
SPECIAL PURPOSE VEHICLE
Information Technology	1,390,720	—	—	1,390,720
SHORT-TERM INVESTMENTS
Money Market Funds	2,878,398	2,878,398	—	—
TOTAL INVESTMENTS IN SECURITIES	$100,125,324	$93,116,388	$—	$7,008,936

[1]
Alger Focus Equity Fund's, Alger Mid Cap Growth Institutional Fund's and Alger Small Cap Growth Institutional Fund's
holdings of Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of July 31, 2024.

[2]
Alger Mid Cap Growth Institutional Fund's holdings of Constellation Software, Inc. warrants expiring March 31, 2040, are classified as a Level 2 investment and are fair valued at zero as of July 31, 2024.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Institutional Fund	Preferred Stocks
Opening balance at November 1, 2023	$1,467,635
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(82,119)
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2024	1,385,516
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2024	$(82,119)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Institutional Fund	Special Purpose Vehicle
Opening balance at November 1, 2023	$2,831,337
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(158,547)
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2024	2,672,790
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2024	$(158,547)

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Focus Equity Fund	Preferred Stocks
Opening balance at November 1, 2023	$—*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2024	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2024	$—

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Preferred Stocks
Opening balance at November 1, 2023	$—*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2024	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2024	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Rights
Opening balance at November 1, 2023	$287,591
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(105,732)
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2024	181,859
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2024	$(105,732)

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Special Purpose Vehicle
Opening balance at November 1, 2023	$713,589
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(39,959)
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2024	673,630
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2024	$(39,959)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Common Stocks
Opening balance at November 1, 2023	$1,517,357
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(380,974)
Purchases and sales
Purchases	142,451
Sales/Distributions	—
Closing balance at July 31, 2024	1,278,834
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2024	$(380,974)

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Preferred Stocks
Opening balance at November 1, 2023	$4,313,986*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(241,382)
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2024	4,072,604*
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2024	$(241,382)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Rights
Opening balance at November 1, 2023	$359,420
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(92,642)
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2024	266,778
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2024	$(92,642)

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Special Purpose Vehicle
Opening balance at November 1, 2023	$1,473,216
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(82,496)
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2024	1,390,720
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2024	$(82,496)

*	Includes securities that are fair valued at zero.
The following table provides quantitative information about each Fund's Level 3 fair value measurements of its investments as of July 31, 2024. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to each Fund's fair value measurements.

	Fair Value July 31, 2024	Valuation Methodology	Unobservable Input	Input/Range	Weighted Average Inputs
Alger Capital Appreciation Institutional Fund
Preferred Stocks	$1,385,516	Market Approach	Revenue Multiple	8.50x-10.50x	N/A
Special Purpose Vehicle	2,672,790	Market Approach	Revenue Multiple	8.50x-10.50x	N/A
Alger Focus Equity Fund
Preferred Stocks	—*	Income Approach	Discount Rate	100%	N/A
Alger Mid Cap Growth Institutional Fund
Preferred Stocks	—*	Income Approach	Discount Rate	100%	N/A
Rights	181,859	Income Approach	Discount Rate Probability of Success	6.74%-8.02% 0.00%-25.00%	N/A N/A
Special Purpose Vehicle	673,630	Market Approach	Revenue Multiple	8.50x-10.50x	N/A

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value July 31, 2024	Valuation Methodology	Unobservable Input	Input/Range	Weighted Average Inputs
Alger Small Cap Growth Institutional Fund
Common Stocks	$1,278,834	Market Approach	Revenue Multiple	5.75x-6.75x	N/A
Preferred Stocks	—*	Income Approach	Discount Rate	100%	N/A
Preferred Stocks	4,072,604	Market Approach	Revenue Multiple	8.50x-10.50x	N/A
Rights[1]	6,026	Market Approach	Discount Rate Probability of Success	4.79% 12.00%	N/A N/A
Rights[2]	227,280	Income Approach	Discount Rate Probability of Success	6.74%-8.02% 0.00%-25.00%	N/A N/A
Rights[3]	33,472	Income Approach	Discount Rate Probability of Success	4.79% 44.00%	N/A N/A
Special Purpose Vehicle	1,390,720	Market Approach	Revenue Multiple	8.50x-10.50x	N/A

*	Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of July 31, 2024.
[1]	Mirati Therapeutics, Inc. CVR
[2]	Tolero CDR
[3]	Fusion Pharmaceuticals, Inc. CVR
The significant unobservable inputs used in the fair value measurement of each Fund's securities are revenue and EBITDA multiples, discount rates, and the probability of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probability of success result in lower fair value measurements.  For the period ended July 31, 2024, there were no changes in valuation methodology on Level 3 investments.
NOTE 4 — Affiliated Securities:

During the period ended July 31, 2024, as disclosed in the following table, the Portfolio held 5% or more of the outstanding voting securities of the issuers listed below. As such, these issuers were “affiliated persons” of the applicable Fund(s) for purposes of the 1940 Act. Transactions during the period ended July 31, 2024 with such affiliated persons are summarized below. During this period, other Funds in the Trust may also have held voting shares of the issuers at levels below 5%.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Security	Shares Held at October 31, 2023	Shares Purchased	Shares Sold	Shares Held at July 31, 2024	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at July 31, 2024
Alger Capital Appreciation Institutional Fund
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1					$—	$—	$(158,547)	$2,672,790
Total					$—	$—	$(158,547)	$2,672,790

Security	Shares Held at October 31, 2023	Shares Purchased	Shares Sold	Shares Held at July 31, 2024	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at July 31, 2024
Alger Focus Equity Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D2	76,825	—	—	76,825	$—	$—	$—	$— [3]
Total					$—	$—	$—	$—

Security	Shares Held at October 31, 2023	Shares Purchased	Shares Sold	Shares Held at July 31, 2024	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at July 31, 2024
Alger Mid Cap Growth Institutional Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D2	166,009	—	—	166,009	$—	$—	$—	$— [3]
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1					—	—	(28,358)	478,060
Crosslink Ventures C, LLC, Cl. B1					—	—	(11,601)	195,570
Total					$—	$—	$(39,959)	$673,630

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Security	Shares Held at October 31, 2023	Shares Purchased	Shares Sold	Shares Held at July 31, 2024	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at July 31, 2024
Alger Small Cap Growth Institutional Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D2	133,263	—	—	133,263	$—	$—	$—	$— [3]
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1					—	—	(65,739)	1,108,230
Crosslink Ventures C, LLC, Cl. B1					—	—	(16,757)	282,490
Total					$—	$—	$(82,496)	$1,390,720

[1]
The Alger Fund Complex and other entities managed by Alger Management fully own Crosslink Ventures C, LLC,
Class A and Crosslink Ventures C, LLC, Class B. There were no capital increases or decreases for the period ended
July 31, 2024.

[2]	Prosetta Biosciences, Inc., Series D is deemed to be an affiliate of the Funds because the Funds and Prosetta Biosciences, Inc., Series D are under common control.
[3]	Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of July 31, 2024.